Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Property Plant and Equipment Useful life
Property and equipment, net is stat
ed a
t cost less accumulated depreciation. Equipment and hardware primarily consist of autonomous vehicle hardware. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful life
Leasehold improvements	Shorter of remaining useful life or lease term
Vehicles	5 years
Technology infrastructure	3 years
Equipment and hardware	3 - 5 years
Other	3 - 5 years

Schedule of Product Information

	December 31,
	2025	2024
Customer A	—%	78%
Customer B	89%	—%

Schedules of Concentration of Risk
Customers representing 10% or more of the Company’s revenue for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year Ended December 31,
	2025	2024	2023
Customer A	26%	89%	89%
Customer B	46%	—%	—%